SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION (Details) - Gross carrying amount [member] - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost, beginning balance	$ 45,139,683	$ 1,300,429
Additions	107,434	43,871,579
Translation differences	(36,432)	(32,385)
Cost, ending balance	45,210,685	45,139,683
Accumulated amortization, beginning balance
Depreciation
Accumulated amortization, ending balance
Intangible assets, ending balance	45,210,685	45,139,683
Patent [Member]
IfrsStatementLineItems [Line Items]
Other cost	221,018
Cost, beginning balance	42,961,382
Additions	27,636	42,961,382
Translation differences
Cost, ending balance	42,989,018	42,961,382
Accumulated amortization, beginning balance
Depreciation
Accumulated amortization, ending balance
Intangible assets, ending balance	42,989,018	42,961,382
Computer software [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	1,328,301	450,429
Additions	79,798	910,197
Translation differences	(36,432)	(32,325)
Cost, ending balance	1,371,667	1,328,301
Accumulated amortization, beginning balance
Depreciation
Accumulated amortization, ending balance
Intangible assets, ending balance	1,371,667	1,328,301
Licences [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	850,000	850,000
Additions
Translation differences
Cost, ending balance	850,000	850,000
Accumulated amortization, beginning balance
Depreciation
Accumulated amortization, ending balance
Intangible assets, ending balance	$ 850,000	$ 850,000